Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Schedule of restricted shares
	30 June 2022	31 December 2021

Balance at 1 January	396,857	134,500
Restricted shares granted	428,377	312,190
Restricted shares vested	(146,386)	(44,833)
Restricted shares forfeited	(3,000)	(5,000)
Balance at end of the period / year	675,848	396,857

Schedule of earnout shares
			Earn out shares
	Grant	Days from grant date	From first vesting (tranche 1)	From second vesting (tranche 2)	From third vesting (tranche 3)	Total

	30 September 2020 grant	632	-	(1,139)	9,920	8,781
	16 February 2021 grant	500	374	15,102	9,857	25,333
30 June 2022	31 March 2021 grant	457	317	12,404	7,912	20,633
	9 February 2022 grant	142	40,262	19,056	12,470	71,788
	24 March 2022 grant	99	17,296	7,584	4,852	29,732
	Total		58,249	53,007	45,011	156,267

	7 October 2020 grant	451	1,019	33,635	18,627	53,281
31 December 2021	16 February 2021 grant	319	59,626	27,901	18,211	105,738
	31 March 2021 grant	276	43,746	18,914	12,065	74,725
	Total		104,391	80,450	48,903	233,744